Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Key Management Personnel Disclosures
NOTE 24. KEY MANAGEMENT PERSONNEL DISCLOSURES
(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Short-term employee benefits	3,401,189	2,656,821	1,471,671
Long-term employee benefits	17,028	3,861	11,967
Post-employment benefits	81,223	66,891	54,548
Share-based payments	905,305	1,259,571	1,380,074

	4,404,745	3,987,144	2,918,260

(b) Equity instrument disclosures relating to key management personnel
(i) Options provided as remuneration and shares issued on exercise of such options
There were no options provided as remuneration during the fiscal years June 30, 2025, June 30, 2024 and June 30, 2023.
(ii)
Shareholding
The numbers of shares in the company held during the financial year by each director of and other key management personnel of the Group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation.

June 30, 2025	Balance at start of the fiscal year		Received during the fiscal year on exercise of performance rights		Received during the fiscal year on the exercise of options	Other changes during the fiscal year #	Balance at end of the fiscal year
Ordinary shares
Dr Russell Howard	1,113,207		304,770		—	—	1,417,977
Mr Pete Meyers	3,274,395		388,889		—	—	3,663,284
Mr Marc Voigt	11,247,445		2,400,000		—	29,500	13,676,945
Dr Frédéric Triebel	8,653,764		1,800,000		—	—	10,453,764
Ms A Anderson	—		—		—	—	—
Dr F Vogl	—		—		—	—	—
Mr Christian Mueller	2,840,715	*	466,667	*	—	—	3,307,382
Ms Lis Boyce	—		256,621		—	—	256,621
Ms Deanne Miller	2,067,305		1,200,000		—	(800,000)	2,467,305

Total ordinary shares	29,196,831		6,816,947		—	(770,500)	35,243,278

ADSs
Mr Marc Voigt	45		—		—	—	45
Dr Frédéric Triebel	17,061		—		—	—	17,061
Total ADSs	17,106		—		—	—	17,106

#	Other changes during the year includes on market acquisitions and/or disposals.
*	Shares held before being appointed as key management personnel.

June 30, 2024	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year #	Balance at end of the fiscal year
Ordinary shares
Dr Russell Howard	1,113,207	—	—	—	1,113,207
Mr Pete Meyers	2,774,395	500,000	—	—	3,274,395
Mr Marc Voigt	11,247,445	—	—	—	11,247,445
Dr Frédéric Triebel	8,653,764	—	—	—	8,653,764
Ms A Anderson	—	—	—	—	—
Dr F Vogl	—	—	—	—	—
Ms Lis Boyce	—	—	—	—	—
Ms Deanne Miller	3,267,305	—	—	(1,200,000)	2,067,305

Total ordinary shares	27,056,116	500,000	—	(1,200,000)	26,356,116

ADSs
Mr Marc Voigt	45	—	—	—	45
Dr Frédéric Triebel	17,061	—	—	—	17,061
Total ADSs	17,106	—	—	—	17,106

#	Other changes during the year includes on market acquisitions and/or disposals

June 30, 2023	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year#		Balance at end of the fiscal year
Ordinary shares
Dr Russell Howard	1,000,000	113,207	—	—		1,113,207
Mr Pete Meyers	2,274,395	500,000	—	—		2,774,395
Mr Marc Voigt	8,847,445	2,400,000	—	—		11,247,445
Dr Frédéric Triebel	7,753,764	900,000	—	—		8,653,764
Ms Lucy Turnbull	3,284,126	92,966	—	(3,377,092	)*	—
Ms Lis Boyce	—	—	—	—		—
Ms Deanne Miller	2,767,305	600,000	—	(100,000	)#	3,267,305

Total ordinary shares	25,927,035	4,606,173	—	(3,477,092)		27,056,116

ADSs
Mr Marc Voigt	45	—	—	—		45
Dr Frédéric Triebel	17,061	—	—	—		17,061
Total ADSs	17,106	—	—	—		17,106

#	Other changes during the year includes on market acquisitions and/or disposals
*	This change during the year represents derecognition due to the cessation of the director’s position

(iii) Option holdings
There were no options holdings held and no movements during the fiscal years 2025, 2024 and 2023.
(iv) Performance rights holdings
The number of performance rights over ordinary shares in the parent entity held during the year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below.

June 30, 2025	Balance at start of the fiscal year		Granted		Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance rights over ordinary shares
Dr Russell Howard	404,770		—		(304,770)	—	100,000	—	100,000
Mr Pete Meyers	1,166,667		—		(388,889)	—	777,778	—	777,778
Mr Marc Voigt	3,600,000		3,600,000		(2,400,000)	—	4,800,000	—	4,800,000
Dr Frédéric Triebel	2,700,000		2,700,000		(1,800,000)	—	3,600,000	—	3,600,000
Ms Anne Anderson	—		—		—	—	—	—	—
Ms Lis Boyce	589,955		—		(256,621)	—	333,334	—	333,334
Ms Deanne Miller	1,800,000		1,800,000		(1,200,000)	—	2,400,000	—	2,400,000
Mr Christian Mueller	933,333	*	1,400,000	*	(466,667)*	—	1,866,666	—	1,866,666

Dr Florian Vogl	1,343,856		—		—	(1,343,856)	—	—	—

	12,538,581		9,500,000		(6,816,947)	(1,343,856)	13,877,778	—	13,877,778

*	Performance rights held before being appointed as key management personnel

June 30, 2024	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance rights over ordinary shares
Dr Russell Howard	226,414	178,356	—	—	404,770	141,563	263,207
Mr Pete Meyers	1,666,667	—	(500,000)	—	1,166,667	—	1,166,667
Mr Marc Voigt	3,600,000	—	—	—	3,600,000	1,200,000	2,400,000
Dr Frédéric Triebel	2,700,000	—	—	—	2,700,000	900,000	1,800,000
Ms Anne Anderson	—	—	—	—	—	—	—
Ms Lis Boyce	—	589,955	—	—	589,955	89,954	500,001
Ms Deanne Miller	1,800,000	—	—	—	1,800,000	600,000	1,200,000
Dr Florian Vogl	—	1,343,856	—	—	1,343,856	—	1,343,856

	9,993,081	2,112,167	(500,000)	—	11,605,248	2,931,517	8,673,731

June 30, 2023	Balance at Start of the fiscal year	Granted	Exercised	Other Changes		Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance rights over ordinary shares
Dr Russell Howard	339,621	—	(113,207)	—		226,414	—	226,414
Mr Pete Meyers	1,000,000	1,166,667	(500,000)	—		1,666,667	—	1,666,667
Mr Marc Voigt	6,000,000	—	(2,400,000)	—		3,600,000	—	3,600,000
Dr Frédéric Triebel	3,600,000	—	(900,000)	—		2,700,000	—	2,700,000
Ms Lucy Turnbull	—	457,832	(92,966)	(364,866	)*	—	—	—
Ms Lis Boyce	—	—	—	—		—	—	—
Ms Deanne Miller	2,400,000	—	(600,000)	—		1,800,000	—	1,800,000

	13,339,621	1,624,499	(4,606,173)	(364,866)		9,993,081	—	9,993,081

*	The change during the year represents derecognition due to the cessation of the director’s position.